Balance Sheet Impact of Net Unrealized Gains on Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
The following table shows (in millions) the components of the net unrealized gain on securities that is included in AOCI in GALIC’s Balance Sheet.

	Asset (Liability) before Unrealized	Impact of Unrealized Gains on Securities	Carrying Value of Asset (Liability)
December 31, 2015
Fixed maturities	$24,903	$583	$25,486
Equity securities	489	(3)	486
Deferred policy acquisition costs	1,187	(233)	954
Annuity benefits accumulated	(26,558)	(64)	(26,622)
Unearned revenue (included in Other Liabilities)	(42)	11	(31)
Unrealized gain, pretax		294
Deferred tax on unrealized gain		(103)
Unrealized gain, after tax (included in AOCI)		$191

December 31, 2014
Fixed maturities	$21,820	$1,281	$23,101
Equity securities	340	46	386
Deferred policy acquisition costs	1,105	(525)	580
Annuity benefits accumulated	(23,380)	(112)	(23,492)
Unearned revenue (included in Other Liabilities)	(50)	31	(19)
Unrealized gain, pretax		721
Deferred tax on unrealized gain		(252)
Unrealized gain, after tax (included in AOCI)		$469